SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
SEGMENTED INFORMATION
13.	SEGMENTED INFORMATION

The Company’s operations are limited to a single reportable segment, being mineral exploration and evaluation. All of the Company’s evaluation and exploration assets are located in Canada.